TAXES	6 Months Ended
Jun. 28, 2024
Income Tax [Abstract]
TAXES
TAXES
Income Tax expense
Taxes on income in interim periods are accrued using the tax rate that would be applicable to the expected total annual profit or loss.
The effective tax rate (ETR) was 22% for the six months ended 28 June 2024 and 30 June 2023, respectively, and 24% for the year ended 31 December 2023. The ETR has been calculated by applying the weighted average annual ETR, excluding discrete items, of 27% and 25% to the profit before tax for the six months ended 28 June 2024 and 30 June 2023, respectively.
The ETR of 22% which is lower than statutory UK rate of 25% reflects the impact of having operations outside the UK which are taxed at rates other than the statutory UK rate and adjustments made in respect of prior periods.
The following table summarises the major components of income tax expense for the periods presented:

	28 June 2024	30 June 2023
	€ million	€ million
Current income tax:
Current income tax charge	289	278
Adjustment in respect of current income tax from prior periods	(47)	(9)
Total current tax	242	269
Deferred tax:
Relating to the origination and reversal of temporary differences	(12)	(2)
Adjustment in respect of deferred income tax from prior periods	—	(20)
Relating to changes in tax rates or the imposition of new taxes	4	—
Total deferred tax	(8)	(22)
Income tax charge per the consolidated income statement	234	247
Tax Provisions
The Group is routinely under audit by tax authorities in the ordinary course of business. Due to their nature, such proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, settlements between affected parties and/or governmental actions. The probability of outcome is assessed and accrued as a liability and/or disclosed, as appropriate. The Group maintains provisions for uncertainty related to these tax matters that it believes appropriately reflect its risk. As at 28 June 2024, €240 million (31 December 2023: €175 million) of these provisions is included in current tax liabilities and the remainder is included in non-current tax liabilities.
The Group reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax matters, it is possible that at some future date, liabilities resulting from audits or litigation could vary significantly from the Group’s provisions. When an uncertain tax liability is regarded as probable, it is measured on the basis of the Group’s best estimate.
The Group has received tax assessments in certain jurisdictions for potential tax related to the Group’s purchases of concentrate. The value of the Group’s concentrate purchases is significant, and therefore, the tax assessments are substantial. The Group strongly believes the application of tax has no technical merit based on applicable tax law, and its tax position would be sustained. Accordingly, the Group has not recorded a tax liability for these assessments and is vigorously defending its position against these assessments.
Global Minimum Top-Up Tax
On 12 May 2023, the International Accounting Standards Board (“the IASB”) issued International Tax Reform - Pillar Two Model Rules – Amendments to IAS 12 (“the Amendments“). The Amendments introduce a mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the implementation of the OECD’s Pillar Two Model Rules.
Pillar Two legislation was enacted in the UK on 11 July 2023, under Finance (No 2) Act 2023, and was effective from 1 January 2024.
The Group has applied the exception under the IAS 12 amendment to recognising and disclosing information about deferred tax assets and liabilities related to top-up tax in preparing its condensed consolidated interim financial statements as of the six-month period ended 28 June 2024.
The Group is in scope of the Pillar Two tax legislation and expects to be subject to top-up tax in relation to its operations in a few countries. Based on a preliminary assessment, no material liability has been recognised in these financial statements.